UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6525

CALVERT MUNICIPAL FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2005

Item 1. Schedule of Investments.

CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2005

	PRINCIPAL
Municipal Obligations - 100.0%	AMOUNT	VALUE

Alabama - 4.1%
Homewood Alabama Educational Building Authority Revenue Bonds, 5.25%, 12/1/15	$1,220,000	$1,322,358
Montgomery Alabama BMC Special Care Facilities Financing Authority Revenue Bonds, Step Coupon,
0.00% to 11/15/07, 5.0% thereafter to 11/15/10, 11/15/10	2,000,000	1,884,160

Arkansas - 1.2%
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	948,642

California - 3.7%
California State Economic Recovery Revenue VRDN, 2.30%, 7/1/23 (r)	800,000	800,000
Long Beach California Harbor Revenue Bonds, 5.00%, 5/15/10	1,680,000	1,782,043
Victorville California MFH Revenue VRDN, 2.40%, 12/1/15 (r)	350,000	350,000

Colorado - 2.6%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.375%, 12/1/13	2,000,000	2,091,420

Delaware - 1.3%
Delaware State Economic Development Authority Revenue VRDN, 2.53%, 10/1/17 (r)	1,000,000	1,000,000

Florida - 5.7%
Dade County Florida Education Facilities Authority Revenue Bonds, 6.00%, 4/1/08	1,000,000	1,083,070
Florida State Ports Financing Commission Revenue Bonds, 5.50%, 10/1/10	1,840,000	1,974,320
Port St. Lucie Florida Special Tax Assessment Revenue Bonds, 5.00%, 9/1/12	375,000	405,851

	PRINCIPAL
Municipal Obligations - 100.0%	AMOUNT	VALUE

Tampa Bay Florida Water Utility System Revenue Bonds, 5.00%, 10/1/16	1,000,000	1,057,400

Georgia - 5.7%
Atlanta Georgia Airport Revenue Bonds, 5.00%, 1/1/13	1,145,000	1,229,272
Fulton County Georgia School District GO Bonds, 5.25%, 1/1/12	1,000,000	1,095,530
George L Smith II Congress Center Authority Revenue Bonds, 6.00%, 7/1/09	2,000,000	2,194,900

Illinois - 2.1%
Chicago Illinois Development Tax Allocation Bonds, 6.25%, 11/15/13	1,500,000	1,655,565

Maryland - 0.4%
Cecil County Maryland Health Department COPs, 7.875%, 7/1/14	336,000	336,652

Massachusetts - 0.6%
Massachusetts State Housing Finance Authority Revenue Bonds, 5.40%, 12/1/23	480,000	493,786

Michigan - 4.3%
Michigan State Building Authority Revenue Bonds:
5.50%, 10/15/08	1,000,000	1,079,040
5.125%, 10/15/15	1,965,000	2,084,354
Michigan State Higher Education Facilities Authority Revenue Bonds, 7.00%, 11/1/05	215,000	220,053

Missouri - 3.4%
St. Louis County Missouri Convention and Sports Facility Revenue Bonds, 5.25%, 8/15/10	2,000,000	2,172,020
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	502,502

New Jersey - 10.0%
Mercer County New Jersey Improvement Authority Revenue Bonds, 5.00%, 12/15/14	1,000,000	1,074,520
New Jersey State Transit Corporation Revenue Bonds, 5.50%, 9/15/12	2,000,000	2,211,940
New Jersey State Transportation Authority Revenue Bonds:
6.50%, 6/15/11 (Series B, Prerefunded)	745,000	865,899
6.50%, 6/15/11 (Series B, Unrefunded Balance)	1,255,000	1,450,717

	PRINCIPAL
Municipal Obligations - 100.0%	AMOUNT	VALUE

New Jersey State Turnpike Authority Revenue Bonds, 6.00%, 1/1/13	2,000,000	2,294,300

New York - 10.5%
New York City New York GO Bonds:
5.75%, 8/1/11	1,660,000	1,840,558
5.35%, 8/1/12	1,000,000	1,068,510
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,149,110
New York State Thruway Authority Service Contract Revenue Bonds, 5.25%, 4/1/10	1,345,000	1,423,790
New York State Urban Development Corp. Revenue Bonds, 5.25%, 1/1/14	2,500,000	2,732,975
Westchester County New York IDA Civic Facility Revenue Bonds, 6.25%, 4/1/05	75,000	75,000

Ohio - 1.8%
Ohio State Mental Health Capital Facilities Revenue Bonds, 5.25%, 6/1/17	1,315,000	1,429,510

Oklahoma - 7.9%
Citizen Potawatomi Nation Revenue Bonds, 5.75%, 9/1/11	2,205,000	2,219,553
Oklahoma County Independent School District GO Bonds, 5.00%, 7/1/14	1,000,000	1,083,870
Oklahoma State Industries Authority Revenue Bonds, 5.50%, 8/15/09	2,760,000	2,985,354

Pennsylvania - 8.8%
Allegheny County Pennsylvania Airport Authority Revenue Bonds, 5.75%, 1/1/09	2,000,000	2,134,980
Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13	1,000,000	1,109,480
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10	670,000	744,122
5.95%, 10/15/11	730,000	815,673
5.95%, 10/15/12	285,000	319,893
York County Pennsylvania Solid Waste and Refuse Authority Revenue Bonds, 5.50%, 12/1/12	1,655,000	1,837,960

Puerto Rico - 1.5%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 6.25%, 7/1/13	1,000,000	1,175,920

	PRINCIPAL
Municipal Obligations - 100.0%	AMOUNT	VALUE

South Carolina - 4.8%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,584,147
South Carolina State GO Bonds, 5.00%, 3/1/14	1,150,000	1,254,696

Tennessee - 3.2%
Knox County Tennessee Health Educational and Housing Facilities Revenue Bonds, 7.25%, 1/1/09	1,250,000	1,417,775
Memphis-Shelby County Tennessee Airport Authority Revenue Bonds, 6.25%, 2/15/09	1,000,000	1,096,450

Texas - 11.4%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,976,772
Bexar County Texas State Revenue Bonds, 5.75%, 8/15/11	2,000,000	2,204,140
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,325,750
North Forest Texas Independent School District GO Bonds, 6.25%, 8/15/16	1,500,000	1,536,615

Virginia - 2.4%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	750,000	807,803
Virginia Pocahontas Parkway Association Revenue Bonds, Zero Coupon, 8/15/06	1,150,000	1,053,986

Washington - 1.4%
Skagit County Washington Public Hospital District No. 1 Revenue Bonds, 5.75%, 12/1/11	1,050,000	1,133,601

West Virginia - 1.2%
West Virginia State Economic Development Authority Commercial Revenue Bonds, 8.00%, 4/1/25	992,500	967,449

Total Investments (Cost $77,436,709) - 100.0%		79,165,756
Other assets and liabilities, net - 0.0%		5,599

Net Assets - 100%		$79,171,355

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:

5 Year U.S. Treasury Notes	90	6/05	$9,638,438	$81,247
10 Year U.S. Treasury Notes	60	6/05	6,555,938	65,415

				$146,662

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation

GO: General Obligation

IDA: Industrial Development Authority

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT CALIFORNIA LIMITED-TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2005

	PRINCIPAL
Municipal Obligations - 86.3%	AMOUNT	VALUE

California State Department of Transportation Revenue Bonds, 3.00%, 2/1/06	$1,000,000	$1,005,200
California State Department of Water Resources Revenue Bonds:
5.50%, 5/1/08	1,325,000	1,415,776
Prerefunded, 6.00%, 12/1/10	430,000	492,238
Unrefunded Balance, 6.00%, 12/1/10	570,000	649,868
California State Economic Recovery GO Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100) (r)	1,000,000	1,043,490
California State GO Bonds, 5.00%, 3/1/07	1,000,000	1,038,660
California State GO SAVR, 1.95%, 5/1/33 (r)	1,000,000	997,420
California State Housing Finance Agency Revenue Bonds, 2.375%, 2/1/16 (mandatory put, 7/1/05 @ 100) (r)	1,000,000	1,000,000
California State Public Works Lease Revenue Bonds, 5.00%, 6/1/07	1,000,000	1,042,040
California Statewide Communities Development Authority Revenue COPs, 6.00%, 6/1/08	1,000,000	1,090,880
Central California Unified School District COPs, 2.00%, 2/1/24 (mandatory put, 2/1/06 @ 100) (r)	1,000,000	994,330
Freemont California COPs, 1.70%, 8/1/25 (mandatory put, 8/1/05 @ 100) (r)	1,000,000	997,900
Gardena California Financing Agency Revenue VRDN, 3.28%, 9/1/11 (r)	130,000	130,000
Long Beach California Harbor Revenue Bonds, 5.00%, 5/15/09	1,000,000	1,056,490
Los Angeles California MFH Revenue Bonds, 5.85%, 12/1/27 (mandatory put, 12/1/07 @ 100)	970,000	1,001,283
Port Oakland California Marina Improvement Revenue Bonds, 5.50%, 11/1/08	1,000,000	1,073,750
San Diego California MFH Authority Revenue VRDN, 2.34%, 1/15/35 (r)	1,000,000	1,000,000
Southern California Rapid Transit District Special Assessment Bonds, 5.90%, 9/1/07	1,000,000	1,073,310
Sulphur Springs California Unified School District COPs, 3.10%, 3/1/27 (mandatory put, 9/1/09 @ 100)	1,000,000	994,790
Victorville California MFH Revenue VRDN, 2.40%, 12/1/15 (r)	500,000	500,000

Total Municipal Obligations (Cost $18,493,709)		18,597,425

TOTAL INVESTMENTS (Cost $18,493,709) - 86.3%		18,597,425
Other assets and liabilities, net - 13.7%		2,944,271

Net Assets - 100%		$21,541,696

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation

GO: General Obligation

MFH: Multi-Family Housing

SAVR: Select Auction Variable Rate

VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Municipal Fund, Inc. is comprised of two series, Calvert National Municipal Intermediate Fund (“National”) and Calvert California Limited-Term Municipal Fund (“California”), (each a “Fund”). Each Fund is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The operations of each Fund are accounted for separately. Class A shares are sold with a maximum front-end sales charge of 2.75% and 1.00% for National and California, respectively.

During 2003, the Board of Directors (“Board”) approved the conversion of the Calvert California Municipal Intermediate Portfolio from an intermediate-term California municipal portfolio to a short-term California municipal portfolio. In this regard, the Board approved a resolution to change the average dollar-weighted maturity of the Portfolio from between three and ten years to three years or less. The transition to the shortened average dollar-weighted maturity was to be completed by December 31, 2003. Effective December 31, 2003, the name of the Portfolio changed to the Calvert California Limited-Term Municipal Fund. Also effective December 31, 2003, the Portfolio reduced the maximum front-end sales charge from 2.75% to 1.00% and the Advisor agreed to limit net annual fund operating expenses to .90%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2005, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (National) or five days of purchase (California) in the same Fund. The redemption fee is paid to the Fund, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Funds have an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2005, and net realized capital loss carryforwards as of December 31, 2004 with expiration dates:

	NATIONAL	CALIFORNIA

Federal income tax cost	$77,373,497	$18,493,548

Unrealized appreciation	2,176,055	218,996
Unrealized (depreciation)	(383,796)	(115,119)

Net appreciation (depreciation)	$1,792,259	$103,877

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALIFORNIA

December 31, 2012	$4,431

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

          Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date: May 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date: May 26, 2005

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: May 26, 2005